Cover	Dec. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-41223
Entity Registrant Name	PAPAYA GROWTH OPPORTUNITY CORP. I
Entity Central Index Key	0001894057
Entity Tax Identification Number	87-3071107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2201 Broadway, #705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	214-3750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	PPYAU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	PPYA
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share, included as part of the units
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share, included as part of the units
Trading Symbol	PPYAW
Security Exchange Name	NASDAQ